Offsetting of Financial Assets and Financial Liabilities	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Offsetting of Financial Assets and Financial Liabilities
(27) Offsetting of Financial Assets and Financial Liabilities
The offsetting information regarding financial assets and financial liabilities as of March 31, 2019 and 2020 is as follows:

	Yen (millions)
As of March 31, 2019	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥46,397	¥—	¥46,397	¥(34,407)	¥11,990
Other financial liabilities
Derivatives	69,491	—	69,491	(34,407)	35,084

	Yen (millions)
As of March 31, 2020	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement		Net Amounts
Other financial assets
Derivatives	¥95,804	¥—	¥95,804	¥	( 81 , 059)	¥1 4 , 745
Other financial liabilities
Derivatives	115,168	—	115,168		(8 1 , 059)	3 4 , 109
Generally, the
set-off
rights on financial instruments that do not meet the offsetting criteria for offsetting financial assets and financial liabilities become enforceable only under special circumstances, such as when the counterparty can no longer fulfill its obligations due to bankruptcy and other reasons.